Note 7 - Stock Option Plan and Stock-based Compensation (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expense	$ 39,876	$ 17,089	$ 79,562	$ 106,713	$ 0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 201,835		$ 201,835	$ 281,397	$ 0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			0	127,427	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)			0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)			0		47,461